Derivative Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ (7,473)	$ 29	$ 0
Notional value of contracts with future start date	105,000
Notional Amount of Foreign Currency Derivatives	127,514
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(1,285)	483
Total current and future notional amount	345,000
Income before income taxes and loss in equity interests	56,610	40,732	55,845
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	483
Interest Rate Swap Contracts, Liability, Fair Value Disclosure	(745)	(273)
Interest Rate Swap Contracts, Assets, Fair Value Disclosure	0	414
Derivative Asset, Fair Value, Gross Liability	0	(69)
Derivative Liability, Fair Value, Gross Liability	(771)	(289)
Derivative Liability, Fair Value, Gross Asset	26	16
Interest Rate Swap [Member]
Derivative [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	1,031
Notional Amount of Interest Rate Derivatives	240,000
Derivative, Number of Instruments Held	10
Derivative, Underlying Basis	one-month LIBOR
Interest Rate Swap [Member] | Minimum [Member]
Derivative [Line Items]
Derivative, Maturity Date	Jul. 31, 2014
Interest Rate Swap [Member] | Maximum [Member]
Derivative [Line Items]
Derivative, Maturity Date	Dec. 31, 2017
Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative, Number of Instruments Held	215
Derivative, Underlying Basis	Various
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	410	0
Interest Rate Swap Contracts, Liability, Fair Value Disclosure		0
Interest Rate Swap Contracts, Assets, Fair Value Disclosure	382	0
Derivative Asset, Fair Value, Gross Liability	(28)	0
Derivative Liability, Fair Value, Gross Liability	(1,058)	0
Derivative Liability, Fair Value, Gross Asset	252	0
Interest Expense [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(1,319)	387
Sales Revenue, Goods, Net [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(107)	280
Cost of revenue | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	59	(263)
Technology and development expense | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	70	80
General and administrative expense | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	12	(1)
Fair value, recurring measurements [Member] | Significant other observable inputs (Level 2) [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Interest Rate Swap Contracts, Liability, Fair Value Disclosure		(70)
Interest Rate Swap Contracts, Assets, Fair Value Disclosure		344
Fair value, recurring measurements [Member] | Significant other observable inputs (Level 2) [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Interest Rate Swap Contracts, Liability, Fair Value Disclosure	(806)
Foreign Currency Contracts, Liability, Fair Value Disclosure		(203)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Interest Expense [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	372	(189)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Sales Revenue, Goods, Net [Member] | Currency Swap [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(120)	293
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Cost of revenue | Currency Swap [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	112	92
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Technology and development expense | Currency Swap [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(122)	(27)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | General and administrative expense | Currency Swap [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(11)	(1)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(396)	397
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Income (loss) before taxes [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(471)	418
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Income Taxes [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	75	(21)
Foreign Exchange Forward [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset		83
Foreign Currency Contract, Asset, Fair Value Disclosure		70
Derivative Asset, Fair Value, Gross Liability		(13)
Derivative Liability, Fair Value, Gross Liability		(208)
Derivative Liability, Fair Value, Gross Asset		5
Foreign Currency Derivative Liabilities at Fair Value		(203)
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	410	0
Foreign Currency Contract, Asset, Fair Value Disclosure		0
Derivative Asset, Fair Value, Gross Liability	(28)	0
Derivative Liability, Fair Value, Gross Liability	(1,058)	0
Derivative Liability, Fair Value, Gross Asset	252	0
Foreign Currency Derivative Liabilities at Fair Value	(806)	0
Foreign Exchange Forward [Member] | Fair value, recurring measurements [Member] | Significant other observable inputs (Level 2) [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Foreign Currency Contract, Asset, Fair Value Disclosure	382	70
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	400
Derivative Asset, Fair Value, Gross Liability	0	(56)
Interest Rate Cash Flow Hedge Asset at Fair Value	0	344
Derivative Liability, Fair Value, Gross Liability	(771)	(81)
Derivative Liability, Fair Value, Gross Asset	26	11
Interest Rate Cash Flow Hedge Liability at Fair Value	$ (745)	$ (70)